Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended			60 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Deferred tax assets current	$ 2,133	$ 754		$ 2,133
Deferred tax assets non-current	0	1,224		0
Deferred tax liabilities	2,563	$ 1,010		2,563
Carryforwards income tax benefit	$ 5,318			$ 5,318
Greece
Tax rate on cost				5.42%
Effective tax rate	29.00%	26.00%	26.00%
United States
Effective tax rate	54.50%
Belgium
Effective tax rate	33.99%
Period 2016 to 2020 | Greece
Tax rate on profit margin incurred within tax jurisdiction	5.00%